Borrowings - Additional Information (Detail)		1 Months Ended		9 Months Ended
	Dec. 19, 2022 EUR (€) test	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€) associate	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				€ 0	€ 11,936,000
Proceeds from borrowings				43,400,000	50,000,000
Borrowings			€ 269,033,000	€ 312,160,000
Interest Rate Cap | Bottom of range | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage			0.65%	0.65%
Interest Rate Cap | Top of range | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage			0.85%	0.74%
Renewed facility
Disclosure of detailed information about borrowings [line items]
Increasing total existing available facility	€ 230,000,000		€ 230,000,000
Notional amount	400,000,000		€ 400,000,000
Percentage of commitment fee per year equal to the applicable margin (percent)				35.00%
Commitment fee payment period				42 months
Commitment fee rate (percent)				1.365%
Interest rate				3.90%
Number of drawdowns | associate			2
Proceeds from borrowings		€ 43,400,000	€ 279,210,000
Borrowings		€ 322,610,000	€ 269,033,000	€ 312,160,000
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000
Renewed facility | Issuance of guarantees and letters of credit
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 30,000,000
Remedy period	10 days
Remedy consecutive testing dates, maximum | test	2
Remedy total testing dates, maximum | test	4
Draw down condition breach remediation period	20 days
Senior Debt Bank Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 170,000,000
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred				€ 1,689,000	€ 0
Renewed facility | Issuance of guarantees and letters of credit
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 30,000,000